Employee benefits - Sensitivity analysis (Details) $ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019
Disclosure of Share based option plan
Weighted average duration of the defined benefit obligation			10 years	10 years
Expected contributions to the funded defined benefit pension plan		$ 1,634
Stock options
Disclosure of Share based option plan
Percentage of share capital	5.00%
Expenses to be recognized	$ 2,000
Stock options | 2020 share incentive plan
Disclosure of Share based option plan
Maximum aggregate number of ordinary shares available for issuance | shares			1,000,000
Stock options | Share based awards vest after first anniversary | 2020 share incentive plan
Disclosure of Share based option plan
Award vesting percentage			6.25
Discount rate (0.5% movement)
Disclosure of Share based option plan
Reasonably possible increase in actuarial assumption (as a percent)			0.50%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption			$ 3,821
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption			$ (3,821)
Future benefit growth (0.5% movement)
Disclosure of Share based option plan
Reasonably possible increase in actuarial assumption (as a percent)			0.50%
Decrease (increase) in defined benefit obligation due to reasonably possible decrease in actuarial assumption			$ (2,683)
Decrease (increase) in defined benefit obligation due to reasonably possible decrease in actuarial assumption			$ 2,692